UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE
               Report for the Calendar Year or Quarter Ended:     June 30, 2011

Check here if Amendment [  ];     Amendment Number:

This Amendment (check only one):     [  ] is a restatement
                                     [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:        First Trust Bank
Address:     P.O. Box N-7776
             Lyford Cay, Nassau, Bahamas


Form 13F File Number:     028-12532


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Betty A. Roberts

Title:     Chief Executive Officer

Phone:     242-362-4904


Signature, Place and Date of Signing:

  /s/ Betty A. Roberts          Lyford Cay, Nassau, Bahamas          07/29/11

          [Signature]            [City, State]                        [Date]


Report Type (Check only one)

[  ]     13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[  ]     13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X]     13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

           Number of Other Included Managers:             0

           Form 13F Information Table Entry Total:       12

           Form 13F Information Table Value Total:   $66,505
                                                    (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

28-1399      Southeastern Asset Management, Inc.
28-10874     Steinberg Global Asset Management, Ltd.
28-05601     Thomas White International, Ltd.
28-10411     Aegis Financial Corp.
28-01260     First Manhattan Co.
28-13078     Edinburgh Partners Ltd.
28-10104     Altrinsic Global Advisors, LLC
28-05163     Kinetics Asset Management, Inc.
28-10309     DSM Capital Partners
28-04825     Baillie Gifford & Co.
28-04121     Davis Selected Advisers, LP
28-14072     EverKey Global Partners Ltd.
28-05990     Acadian Asset management LLC


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                                                  Shares or
                 Title of              Value      Principal    SH/      PUT/  Investment  Other        Voting Authority
Name of Issuer   Class      Cusip      (x$1,000)  Amount       PRN      CALL  Discretion  Managers    Sole   Shared   None

AGRIUM INC       COM        008916108     8,381      95,500    SH              Sole        None       95,500
BERKSHIRE
HATHAWAY
INC DEL          CL A       084670108     6,386          55    SH              Sole        None           55
CANADIAN
NAT
RES LTD          COM        136385101     5,099     121,806    SH              Sole        None      121,806
CLOUD
PEAK
ENERGY
 INC             COM        18911Q102     3,677     172,640    SH              Sole        None      172,640
CONOCOPHILLIPS   COM        20825C104     7,087      94,250    SH              Sole        None       94,250
DUKE
REALTY
CORP             COM NEW    264411505     7,213     514,850    SH              Sole        None      514,850
HEWLETT
PACKARD CO       COM        428236103     4,349     119,490    SH              Sole        None      119,490
MARKET
VECTORS          AGRIBUS
ETF TR           ETF        57060U605     1,345      25,000    SH              Sole        None       25,000
MICROSOFT
CORP             COM        594918104     4,612     177,400    SH              Sole        None      177,400
NATIONAL
OILWELL
VARCO INC        COM        637071101     7,493      95,800    SH              Sole        None       95,800
                 SPONSORED
POSCO            ADR        693483109     4,931      45,400    SH              Sole        None       45,400
                 SPONSORED
SASOL LTD        ADR        803866300     5,932     112,161    SH              Sole        None      112,161
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